Provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	$ 635.0	$ 462.0
Change in mine reclamation obligations	$ 49.0	$ 54.0
Closure and decommissioning
Disclosure of other provisions [line items]
Inflation rate (percent)	3.00%	3.00%
Provisions	$ 600.0	$ 438.0	$ 447.0
Accretion charged to earnings as finance expense	26.0	31.0
Reclamation expenditures	(15.0)	(25.0)
Litigation
Disclosure of other provisions [line items]
Provisions	35.0	25.0
Provisions, including acquisitions and disposals	$ 35.0	$ 24.0
Bottom of range | Closure and decommissioning
Disclosure of other provisions [line items]
Discount rate (percent)	3.00%	3.00%
Top of range | Closure and decommissioning
Disclosure of other provisions [line items]
Discount rate (percent)	7.00%	10.00%